Offsetting of financial assets (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2018	Dec. 31, 2017
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 124,700	SFr 145,000
Offsetting	(110,100)	(128,800)
of which counterparty netting	(96,900)	(113,800)
of which cash collateral netting	(13,200)	(15,000)
Total net derivatives subject to enforceable master netting agreements	14,600	16,200
Total derivatives not subject to enforceable master netting agreements	3,700	3,400
Total net derivatives presented in the consolidated balance sheets	18,300	19,600
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	86,600	89,400
Securities purchased under resale agreements, offsetting	(20,900)	(28,800)
Securities purchased under resale agreements, net	65,700	60,600
Securities borrowing transactions, gross	12,600	18,700
Securities borrowing transactions, offsetting	(2,200)	(5,000)
Securities borrowing transactions, net	10,400	13,700
Total subject to enforceable master netting agreements, gross	99,200	108,100
Total subject to enforceable master netting agreements, offsetting	(23,100)	(33,800)
Total subject to enforceable master netting agreements, net	76,100	74,300
Total not subject to enforceable master netting agreements	41,000	41,000
Total, gross	140,200	149,100
Total, net	117,100	115,300
of which reported at fair value	81,818	77,498
Amounts not offset in the consolidated balance sheets
Derivatives, net	14,600	16,200
Derivatives, financial instruments	4,500	5,200
Derivatives, cash collateral received/pledged	100	0
Derivatives, net exposure	10,000	11,000
Securities purchased under resale agreements, net	65,700	60,600
Securities purchased under resale agreements, financial instruments	65,700	60,600
Securities purchased under resale agreements, cash collateral received/pledged	0	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	10,400	13,700
Securities borrowing transactions, financial instruments	10,000	13,200
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	400	500
Total financial assets subject to enforceable master netting agreements, net	90,700	90,500
Total financial assets subject to enforceable master netting agreements, financial instruments	80,200	79,000
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	100	0
Total financial assets subject to enforceable master netting agreements, net exposure	10,400	11,500
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	18,300	19,600
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0	0
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	7,100	6,300
Offsetting	(5,900)	(5,700)
Total net derivatives subject to enforceable master netting agreements	1,200	600
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,200	600
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	105,500	129,400
Offsetting	(92,600)	(114,500)
Total net derivatives subject to enforceable master netting agreements	12,900	14,900
Amounts not offset in the consolidated balance sheets
Derivatives, net	12,900	14,900
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	12,100	9,300
Offsetting	(11,600)	(8,600)
Total net derivatives subject to enforceable master netting agreements	500	700
Amounts not offset in the consolidated balance sheets
Derivatives, net	500	700
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	69,100	85,900
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,500	2,500
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	63,400	83,300
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	200	100
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	27,000	29,300
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	200
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	26,900	29,100
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	22,000	20,900
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	10,200	11,700
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,800	9,200
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,300	7,500
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,500	3,600
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,800	3,900
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,300	1,400
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,200	1,400
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	0
Bank
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	124,700	145,000
Offsetting	(110,100)	(128,800)
of which counterparty netting	(96,900)	(113,800)
of which cash collateral netting	(13,200)	(15,000)
Total net derivatives subject to enforceable master netting agreements	14,600	16,200
Total derivatives not subject to enforceable master netting agreements	3,800	3,700
Total net derivatives presented in the consolidated balance sheets	18,400	19,900
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	86,600	89,400
Securities purchased under resale agreements, offsetting	(20,900)	(28,800)
Securities purchased under resale agreements, net	65,700	60,600
Securities borrowing transactions, gross	12,600	18,700
Securities borrowing transactions, offsetting	(2,200)	(5,000)
Securities borrowing transactions, net	10,400	13,700
Total subject to enforceable master netting agreements, gross	99,200	108,100
Total subject to enforceable master netting agreements, offsetting	(23,100)	(33,800)
Total subject to enforceable master netting agreements, net	76,100	74,300
Total not subject to enforceable master netting agreements	41,000	41,000
Total, gross	140,200	149,100
Total, net	117,100	115,300
of which reported at fair value	81,818	77,498
Amounts not offset in the consolidated balance sheets
Derivatives, net	14,600	16,200
Derivatives, financial instruments	4,500	5,200
Derivatives, cash collateral received/pledged	100	0
Derivatives, net exposure	10,000	11,000
Securities purchased under resale agreements, net	65,700	60,600
Securities purchased under resale agreements, financial instruments	65,700	60,600
Securities purchased under resale agreements, cash collateral received/pledged	0	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	10,400	13,700
Securities borrowing transactions, financial instruments	10,000	13,200
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	400	500
Total financial assets subject to enforceable master netting agreements, net	90,700	90,500
Total financial assets subject to enforceable master netting agreements, financial instruments	80,200	79,000
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	100	0
Total financial assets subject to enforceable master netting agreements, net exposure	10,400	11,500
Bank | Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	18,400	19,900
Bank | Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0	0
Bank | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	7,100	6,300
Offsetting	(6,000)	(5,700)
Total net derivatives subject to enforceable master netting agreements	1,100	600
Amounts not offset in the consolidated balance sheets
Derivatives, net	1,100	600
Bank | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	105,600	129,400
Offsetting	(92,500)	(114,500)
Total net derivatives subject to enforceable master netting agreements	13,100	14,900
Amounts not offset in the consolidated balance sheets
Derivatives, net	13,100	14,900
Bank | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	12,000	9,300
Offsetting	(11,600)	(8,600)
Total net derivatives subject to enforceable master netting agreements	400	700
Amounts not offset in the consolidated balance sheets
Derivatives, net	400	700
Bank | Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	69,100	85,900
Bank | Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,500	2,500
Bank | Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	63,400	83,300
Bank | Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	200	100
Bank | Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	27,000	29,300
Bank | Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	200
Bank | Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	26,900	29,100
Bank | Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	22,000	20,900
Bank | Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	10,200	11,700
Bank | Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	11,800	9,200
Bank | Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	5,300	7,500
Bank | Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,500	3,600
Bank | Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3,800	3,900
Bank | Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,300	1,400
Bank | Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 1,300	SFr 1,400